Share-Based Payment - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - S A free shares [member]	12 Months Ended
	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares outstanding, beginning balance	67,000		71,600
Number of free shares outstanding, granted	591,685		57,000
Number of free shares outstanding, vested	(3,000)		(35,600)
Number of free shares outstanding, cancelled	(26,035)		(26,000)
Number of free shares outstanding, ending balance	629,650		67,000
Weighted average grant date fair value, beginning balance			€ 27.37
Weighted average grant date fair Value, granted	€ 20.10	[1]	13.04
Weighted average grant date fair value, vested	23.84		25.74
Weighted average grant date fair Value, cancelled	16.45		21.65
Weighted average grant date fair value, ending balance	€ 19.59		€ 13.98

[1]	423,285 free shares have been granted in October, 2020 under the 2018 Stock Option Plan and are under non-market performance vesting conditions and with a minimum vesting period of three years. These free shares have been granted to a large number of our employees.